Commitments and Contingencies - Litigation, Long-term Liabilities for Uncertain Tax Positions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Loss Contingencies
Uncertain tax positions			$ 3,801	¥ 26,131	¥ 24,714
Claims about infringement of copyright and unauthorized selling on the Group's website and mobile applications for literature work
Loss Contingencies
Related claim for damages	¥ 99,800	¥ 235,800
Maximum actual income the Group generated from such literature work		¥ 1,500